UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	March 31, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Hans T. Walsh
Title: Vice President and Chief Compliance Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Hans T. Walsh   	Camarillo, CA               April 26, 2011
Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           36
Form 13F Information Table Value Total:       431987
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

Abbott Laboratories	COM	2824100		4140	84400	SOLE
Arthur J. Gallagher	COM	363576109	12753	419361	SOLE
Brinks 			COM	109696104	16681	503811	SOLE
Broadridge		COM	11133T103	17321	763395	SOLE
Choice Hotels		COM	169905106	4161	107100	SOLE
Church & Dwight		COM	171340102	13790	173805	SOLE
Cintas			COM	172908105	19567	646250	SOLE
Cisco			COM	17275r102	4413	257325	SOLE
Coinstar		COM	19259p300	11994	261195	SOLE
Compass Minerals 	COM	20451n101	12468	133308	SOLE
Covance			COM	222816100	12992	237420	SOLE
Dresser-Rand		COM	261608103	8293	154655	SOLE
Energizer Holdings	COM	29266r108	17330	243535	SOLE
Equifax 		COM	294429105	19804	509765	SOLE
Hillenbrand		COM	431571108	15720	731171	SOLE
Immucor			COM	452526106	9044	457250	SOLE
Intl Flav & Fragrances	COM	459506101	12724	204236	SOLE
Intl Game Technology	COM	459902102	15248	939515	SOLE
Iron Mountain		COM	462846106	12244	392050	SOLE
Jack Henry		COM	426281101	15793	466016	SOLE
Johnson & Johnson	COM	478160104	3085	52070	SOLE
Liberty Starz Group	COM	53071m708	19949	257070	SOLE
McCormick		COM	579780206	16431	343521	SOLE
Microsoft		COM	594918104	3464	136450	SOLE
Mobile Mini		COM	60740f105	12563	523020	SOLE
Newell Rubbermaid	COM	651229106	14862	776900	SOLE
Perrigo			COM	714290103	11252	141495	SOLE
PetSmart		COM	716768106	8119	198265	SOLE
Ralcorp Holdings	COM	751028101	12948	189210	SOLE
SEIC			COM	784117103	10577	442916	SOLE
Sigma-Aldrich		COM	826552101	7700	121000	SOLE
Total System Services	COM	891906109	15079	836776	SOLE
Towers Watson		COM	891894107	17329	312463	SOLE
Valassis Comm		COM	918866104	19534	670360	SOLE
Verizon 		COM	92343v104	777	20150	SOLE
Waters			COM	941848103	1838	21150	SOLE